UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21417

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2015

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited)

Shares		Value*
Common Stock—70.2%
	Aerospace & Defense—1.8%
85,000	Lockheed Martin Corp.	$13,951,900
150,000	Northrop Grumman Corp. (a)	18,226,500
		32,178,400
	Automobiles—2.2%
2,100,000	Ford Motor Co. (a)	33,915,000
144,179	General Motors Co.	4,971,292
		38,886,292
	Beverages—0.8%
253,800	Molson Coors Brewing Co., Class B	15,220,386

	Capital Markets—1.3%
200,000	Ameriprise Financial, Inc. (a)	22,326,000

	Chemicals—0.8%
200,000	EI du Pont de Nemours & Co. (a)	13,464,000

	Banks—9.3%
630,200	Citigroup, Inc. (a)	30,192,882
1,300,000	Fifth Third Bancorp (a)	26,793,000
590,000	JP Morgan Chase & Co. (a)	33,028,200
300,000	PNC Financial Services Group, Inc. (a)	25,212,000
1,000,000	Wells Fargo & Co. (a)	49,640,000
		164,866,082
	Communications Equipment—1.2%
830,900	Cisco Systems, Inc. (a)	19,202,099
24,500	Harris Corp.	1,801,240
		21,003,339
	Consumer Finance—1.5%
1,010,000	SLM Corp. (a)	26,007,500

	Diversified Telecommunication Services—4.4%
1,482,300	AT&T, Inc.	52,918,110
522,500	Verizon Communications, Inc.	24,416,425
		77,334,535
	Electric Utilities—0.0%
500	American Electric Power Co., Inc.	26,905

	Energy Equipment & Services—0.7%
90,000	Diamond Offshore Drilling, Inc.	4,914,900
150,000	Ensco PLC, Class A	7,567,500
		12,482,400
	Food & Staples Retailing—0.3%
75,000	Wal-Mart Stores, Inc.	5,978,250

	Food Products—0.2%
39,038	Bunge Ltd.	3,109,377

	Health Care Equipment & Supplies—1.5%
364,100	Baxter International, Inc. (a)	26,502,839

	Health Care Providers & Services—1.4%
254,300	WellPoint, Inc.	25,602,924

	Industrial Conglomerates—2.0%
1,353,217	General Electric Co. (a)	36,388,005

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

Shares		Value*
	Insurance—5.2%
57,396	American International Group, Inc.	$3,049,449
1,022,100	MetLife, Inc. (a)	53,506,935
300,000	The Allstate Corp. (a)	17,085,000
200,000	The Travelers Cos, Inc. (a)	18,116,000
		91,757,384
	IT Services—1.6%
83,784	Unisys Corp. (b)	2,041,816
2,125,000	Xerox Corp. (a)	25,691,250
		27,733,066
	Metals & Mining—4.2%
38,872	Alcoa, Inc.	523,606
2,029,900	Barrick Gold Corp. (a)	35,462,353
1,130,700	Freeport-McMoRan Copper & Gold, Inc. (a)	38,862,159
		74,848,118
	Multi-Utilities—1.6%
682,600	Ameren Corp. (a)	28,198,206

	Oil, Gas & Consumable Fuels—11.4%
79,781	Apache Corp.	6,924,991
200,000	Chevron Corp. (a)	25,104,000
650,000	ConocoPhillips (a)	48,301,500
700,000	Marathon Oil Corp. (a)	25,305,000
500,500	Royal Dutch Shell PLC, Class A, ADR (a)	39,409,370
800,000	Total SA, ADR (a)	56,992,000
		202,036,861
	Paper & Forest Products—1.3%
500,000	International Paper Co. (a)	23,325,000

	Pharmaceuticals—7.4%
360,000	AstraZeneca PLC, ADR (a)	28,458,000
250,000	Johnson & Johnson (a)	25,322,500
400,000	Merck & Co., Inc. (a)	23,424,000
800,000	Pfizer, Inc. (a)	25,024,000
585,742	Teva Pharmaceutical Industries Ltd., ADR (a)	28,619,354
		130,847,854
	Real Estate Investment Trust—1.3%
2,000,000	Annaly Capital Management, Inc. (a)	23,100,000

	Road & Rail—1.0%
184,100	Norfolk Southern Corp. (a)	17,402,973

	Semiconductors & Semiconductor Equipment—2.4%
1,597,800	Intel Corp. (a)	42,645,282

	Software—2.2%
600,000	CA, Inc. (a)	18,084,000
500,000	Microsoft Corp.	20,200,000
		38,284,000
	Specialty Retail—1.2%
1,700,000	Staples, Inc. (a)	21,250,000

	Total Common Stock (cost-$1,126,494,595)	1,242,805,978

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
Convertible Bonds & Notes—17.3%
	Aerospace & Defense—0.4%
$3,920	Alliant Techsystems, Inc., 3.00%, 8/15/24	$7,411,250

	Airlines—0.5%
1,760	United Continental Holdings, Inc., 6.00%, 10/15/29	8,368,800

	Automobiles—0.6%
2,800	Ford Motor Co., 4.25%, 11/15/16	5,295,500
5,000	Tesla Motors, Inc., 0.25%, 3/1/19	4,656,250
		9,951,750
	Biotechnology—1.6%
2,265	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	2,331,534
1,500	Cepheid, Inc., 1.25%, 2/1/21 (c)(d)	1,515,938
	Cubist Pharmaceuticals, Inc.,
4,695	1.125%, 9/1/18 (c)(d)	5,361,103
3,500	1.875%, 9/1/20 (c)(d)	4,053,438
1,265	2.50%, 11/1/17	3,115,853
4,000	Emergent Biosolutions, Inc., 2.875%, 1/15/21 (c)(d)	4,450,000
6,000	Incyte Corp. Ltd., 0.375%, 11/15/18 (c)(d)	7,331,250
		28,159,116
	Capital Markets—1.0%
7,580	Ares Capital Corp., 5.75%, 2/1/16	8,243,250
6,795	BGC Partners, Inc., 4.50%, 7/15/16	7,330,106
2,500	Walter Investment Management Corp., 4.50%, 11/1/19	2,331,250
		17,904,606
	Commercial Services—0.2%
3,640	Cenveo Corp., 7.00%, 5/15/17	3,831,100

	Communications Equipment—1.0%
1,000	Ciena Corp., 0.875%, 6/15/17	991,250
5,000	Finisar Corp., 0.50%, 12/15/33 (c)(d)	5,734,375
10,250	Ixia, 3.00%, 12/15/15	10,794,531
		17,520,156
	Computers & Peripherals—0.2%
2,945	SanDisk Corp., 0.50%, 10/15/20 (c)(d)	3,353,619

	Construction Materials—0.1%
1,005	Cemex S.A.B. de C.V., 4.875%, 3/15/15	1,262,531

	Diversified Telecommunications Services—0.2%
2,610	Level 3 Communications, Inc., 7.00%, 3/15/15	4,337,494

	Electronic Equipment, Instruments & Components—0.1%
2,000	InvenSense, Inc., 1.75%, 11/1/18 (c)(d)	2,406,250

	Energy Equipment & Services—0.6%
1,845	Bristow Group, Inc., 3.00%, 6/15/38	2,314,322
2,500	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	3,218,750
2,000	Hornbeck Offshore Services, Inc., 1.50%, 9/1/19	2,282,500
3,400	SEACOR Holdings, Inc., 3.00%, 11/15/28 (c)(d)	3,374,500
		11,190,072
	Health Care Equipment & Supplies—0.1%
1,000	NuVasive, Inc., 2.75%, 7/1/17	1,128,750

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Health Care Providers & Services—0.2%
$2,200	Molina Healthcare, Inc., 1.125%, 1/15/20	$2,495,625
610	Omnicare, Inc., 3.50%, 2/15/44	620,675
		3,116,300
	Health Care Technology—0.1%
2,000	Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/20 (c)(d)	2,241,250

	Hotels, Restaurants & Leisure—0.6%
5,995	MGM Resorts International, 4.25%, 4/15/15	8,569,103
1,930	Morgans Hotel Group Co., 2.375%, 10/15/14	1,917,938
		10,487,041
	Household Durables—0.9%
2,510	Jarden Corp., 1.125%, 3/15/34 (c)(d)	2,511,569
2,000	KB Home, 1.375%, 2/1/19	1,980,000
3,000	Lennar Corp., 3.25%, 11/15/21 (c)(d)	5,216,250
6,500	The Ryland Group, Inc., 0.25%, 6/1/19	6,077,500
		15,785,319
	Insurance—0.6%
4,500	Amtrust Financial Services, Inc., 5.50%, 12/15/21	6,758,437
4,000	HCI Group, Inc., 3.875%, 3/15/19 (c)(d)	3,672,500
		10,430,937
	Internet & Catalog Retail—0.2%
3,000	Ctrip.com International Ltd., 1.25%, 10/15/18 (c)(d)	2,953,125

	Internet Software & Services—1.6%
4,500	Dealertrack Technologies, Inc., 1.50%, 3/15/17	6,139,687
4,500	Equinix, Inc., 4.75%, 6/15/16	10,313,438
2,335	Qihoo 360 Technology Co., Ltd., 2.50%, 9/15/18 (c)(d)	2,565,581
1,000	SINA Corp., 1.00%, 12/1/18 (c)(d)	910,625
4,000	Web.com Group, Inc., 1.00%, 8/15/18	4,492,500
5,000	YY, Inc., 2.25%, 4/1/19 (c)(d)	4,356,250
		28,778,081
	Life Science Tools & Services—0.1%
1,500	Fluidigm Corp., 2.75%, 2/1/34	1,594,688

	Machinery—1.5%
	Meritor, Inc.,
7,000	4.625%, 3/1/26 (e)	7,293,125
5,020	7.875%, 3/1/26	7,664,913
7,000	Navistar International Corp., 3.00%, 10/15/14	7,065,625
3,625	Wabash National Corp., 3.375%, 5/1/18	4,927,734
		26,951,397
	Marine—0.2%
3,090	DryShips, Inc., 5.00%, 12/1/14	3,055,238

	Media—0.1%
4,000	Liberty Interactive LLC, 3.50%, 1/15/31	2,085,000

	Metals & Mining—0.3%
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	5,216,428

	Oil, Gas & Consumable Fuels—1.0%
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	2,067,500
5,500	Cobalt International Energy, Inc., 2.625%, 12/1/19	5,173,437
8,975	Peabody Energy Corp., 4.75%, 12/15/41	7,151,953
750	Western Refining, Inc., 5.75%, 6/15/14	3,433,594
		17,826,484

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Personal Products—0.2%
$3,950	Herbalife Ltd., 2.00%, 8/15/19 (c)(d)	$3,513,051

	Pharmaceuticals—0.0%
340	Auxilium Pharmaceuticals, Inc., 1.50%, 7/15/18	405,025

	Real Estate Investment Trust—0.9%
10,000	National Health Investors, Inc., 3.25%, 4/1/21	10,043,750
6,000	Redwood Trust, Inc., 4.625%, 4/15/18	6,502,500
		16,546,250
	Semiconductors & Semiconductor Equipment—1.3%
3,840	Intel Corp., 3.25%, 8/1/39	5,409,619
5,000	JinkoSolar Holding Co. Ltd., 4.00%, 2/1/19 (c)(d)	4,631,250
3,345	Micron Technology, Inc., 3.00%, 11/15/43	3,876,019
6,000	NVIDIA Corp., 1.00%, 12/1/18 (c)(d)	6,787,500
2,000	ON Semiconductor Corp., 2.625%, 12/15/26	2,445,000
		23,149,388
	Software—0.6%
3,015	Bottomline Technologies (DE), Inc., 1.50%, 12/1/17	3,685,837
1,000	NetSuite, Inc., 0.25%, 6/1/18 (c)(d)	1,030,625
2,900	Nuance Communications, Inc., 2.75%, 8/15/27	3,041,375
3,230	TeleCommunication Systems, Inc., 7.75%, 6/30/18	3,149,250
		10,907,087
	Thrifts & Mortgage Finance—0.3%
3,000	Radian Group, Inc., 2.25%, 3/1/19	4,353,750

	Total Convertible Bonds & Notes (cost-$308,392,572)	306,221,333

Shares
Convertible Preferred Stock—8.0%
	Aerospace & Defense—0.2%
44,500	United Technologies Corp., 7.50%, 8/1/15	2,943,230

	Airlines—0.7%
228,685	Continental Airlines Finance Trust II, 6.00%, 11/15/30	11,412,799

	Biotechnology—0.6%
148,560	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.)(f)	9,640,058

	Banks—0.4%
3,525	Huntington Bancshares, Inc., 8.50%, (g)	4,512,000
2,790	Wells Fargo & Co., 7.50%, Ser. L (g)	3,332,613
		7,844,613
	Diversified Financial Services—0.5%
7,665	Bank of America Corp., 7.25%, Ser. L (g)	8,724,686

	Diversified Telecommunication Services—0.1%
50,000	Intelsat SA, 5.75%, 5/1/16	2,556,500

	Energy Equipment & Services—0.1%
18,650	Credit Suisse, 8.00%, 3/5/15 (Baker Hughes)(f)	1,233,884

	Food Products—0.6%
78,830	Bunge Ltd., 4.875% (g)	8,403,278
25,500	Post Holdings, Inc., 2.50% (c)(d)(g)	2,677,500
		11,080,778
	Health Care Equipment & Services—0.1%
7,000	Alere, Inc., 3.00% (g)	2,058,000

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

Shares		Value*
	Insurance—0.3%
25,000	Maiden Holdings Ltd., 7.25%, 9/15/16	$1,192,250
155,875	MetLife, Inc., 5.00%, 10/8/14	4,746,394
		5,938,644
	Machinery—0.7%
90,000	Stanley Black & Decker, Inc., 4.75%, 11/17/15	11,696,400

	Metals & Mining—1.1%
470,810	ArcelorMittal, 6.00%, 1/15/16	11,446,568
220,000	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	4,182,200
300,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	4,539,000
		20,167,768
	Multi-Utilities—0.6%
204,100	AES Trust III, 6.75%, 10/15/29	10,470,330

	Oil, Gas & Consumable Fuels—1.0%
45,100	ATP Oil & Gas Corp., 8.00%, 10/1/14 (b)(c)(d)(g)(h)	2,255
99,950	Chesapeake Energy Corp., 5.00% (g)	10,044,975
36,330	Credit Suisse, 8.00%, 3/5/15 (Occidental Petroleum Corp.)(f)	3,419,380
16,265	Energy XXI Bermuda Ltd., 5.625% (g)	4,498,289
		17,964,899
	Real Estate Investment Trust—0.4%
176,800	Alexandria Real Estate Equities, Inc., 7.00% (g)	4,932,720
35,385	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (g)	2,029,330
		6,962,050
	Road & Rail—0.1%
12,300	Genesee & Wyoming, Inc., 5.00%, 10/1/15	1,601,645

	Specialty Retail—0.4%
5,500	Barnes & Noble, Inc., 7.75%, 8/18/21 (c)(d)	6,553,195

	Wireless Telecommunication Services—0.1%
25,000	Crown Castle International Corp., 4.50%, 11/1/16	2,496,000

	Total Convertible Preferred Stock (cost-$148,657,146)	141,345,479

Principal Amount (000s)
Short-Term Investments—5.0%
	Time Deposits—5.0%
$9,679	JP Morgan Chase & Co.-Nassau, 0.03%, 5/1/14	9,679,435
79,635	Wells Fargo-Grand Cayman, 0.03%, 5/1/14	79,635,107
	Total Short-Term Investments (cost-$89,314,542)	89,314,542
	Total Investments, before call options written
	(cost-$1,672,858,855)— (i) 100.5%	1,779,687,332

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

Contracts		Value*
Call Options Written (b)—(0.7)%
	KBW Bank Index, (PHL),
6,000	strike price $70, expires 6/21/14	$(1,560,000)
4,000	strike price $72.50, expires 5/17/14	(80,000)
3,000	strike price $74, expires 5/17/14	(787,500)
	Morgan Stanley Cyclical Index, (ASE),
275	strike price $1510, expires 5/17/14	(607,750)
	Morgan Stanley Cyclical Flex Index, (CBOE),
250	strike price $1555, expires 6/13/14	(336,063)
	NASDAQ 100 Index, (CBOE),
60	strike price $3625, expires 6/6/14	(286,800)
110	strike price $3625, expires 6/21/14	(660,000)
60	strike price $3650, expires 6/6/14	(225,000)
100	strike price $3670, expires 5/17/14	(122,500)
	Philadelphia Oil Service Sector Flex Index, (CBOE),
1,000	strike price $302, expires 6/13/14	(340,926)
1,500	strike price $305, expires 6/6/14	(294,336)
	Philadelphia Oil Service Sector Index, (PHL),
1,700	strike price $290, expires 5/17/14	(1,130,500)
1,500	strike price $300, expires 6/21/14	(660,000)
	Philadelphia Stock Exchange KBW Bank Flex Index, (CBOE),
6,000	strike price $69, expires 6/13/14	(900,053)
6,000	strike price $70, expires 6/27/14	(712,400)
6,000	strike price $72, expires 5/2/14	—
5,500	strike price $74, expires 5/23/14	(20,186)
	Standard & Poor’s 500 Index, (CBOE),
225	strike price $1875, expires 5/23/14	(554,625)
225	strike price $1880, expires 6/6/14	(607,500)
225	strike price $1885, expires 5/9/14	(272,250)
225	strike price $1885, expires 5/17/14	(339,750)
225	strike price $1890, expires 5/2/14	(108,000)
225	strike price $1890, expires 5/9/14	(212,625)
200	strike price $1890, expires 6/6/14	(427,000)
200	strike price $1890, expires 6/13/14	(483,000)
200	strike price $1890, expires 6/21/14	(528,000)
225	strike price $1895, expires 6/13/14	(484,875)
	Total Call Options Written (premiums received-$13,019,712)	(12,741,639)

	Total Investments, net of call options written
	(cost-$1,659,839,143)—99.8%	1,766,945,693
	Other assets less other liabilities—0.2%	3,049,451
	Net Assets—100.0%	$1,769,995,144

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and to NFJ Investment Group LLC and Allianz Global Investors U.S. LLC (the “Sub-Advisers”), affiliates of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Advisers monitor the continued appropriateness of methods applied and determine if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Advisers determine that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are value at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Non-income producing.

(c)          Private Placement—Restricted as to resale and may not have a readily available market.  Securities with an aggregate value of $87,202,999, representing 4.9% of net assets.

(d)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)          Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)           Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities).  Such entity is identified in the parenthetical.

(g)          Perpetual maturity. The date shown, if any, is the next call date.

(h)         In default.

(i)             At April 30, 2014, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $1,673,844,472. Gross unrealized appreciation was $213,874,190, gross unrealized depreciation was $108,031,330 and net unrealized appreciation was $105,842,860. The difference between book and tax cost basis was attributable to wash sale loss deferrals.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

(i)                  Transactions in call options written for the three months ended April 30, 2014:

	Contracts	Premiums
Options outstanding, January 31, 2014	42,500	$11,202,100
Options written	82,780	25,026,007
Options terminated in closing purchase transactions	(26,260)	(10,045,095)
Options expired	(53,790)	(13,163,300)
Options outstanding, April 30, 2014	45,230	$13,019,712

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 — valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless if the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

A summary of the inputs used at April 30, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	4/30/14
Investments in Securities - Assets
Common Stock	$1,242,805,978	$—	$—	$1,242,805,978
Convertible Bonds & Notes	—	306,221,333	—	306,221,333
Convertible Preferred Stock:
Airlines	—	11,412,799	—	11,412,799
Biotechnology	—	—	9,640,058	9,640,058
Diversified Telecommunication Services	—	2,556,500	—	2,556,500
Energy Equipment & Services	—	—	1,233,884	1,233,884
Food Products	8,403,278	2,677,500	—	11,080,778
Metals & Mining	8,721,200	11,446,568	—	20,167,768
Oil, Gas & Consumable Fuels	—	14,545,519	3,419,380	17,964,899
Specialty Retail	—	6,553,195	—	6,553,195
All Other	60,735,598	—	—	60,735,598
Short-Term Investments	—	89,314,542	—	89,314,542
	1,320,666,054	444,727,956	14,293,322	1,779,687,332
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(10,137,675)	$(2,603,964)	$—	$(12,741,639)
Totals	$1,310,528,379	$442,123,992	$14,293,322	$1,766,945,693

At April 30, 2014, the Fund had no transfers between Levels 1 and 2.

Schedule of Investments

AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

April 30, 2014 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended April 30, 2014, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	1/31/14	Purchases	Sales	(Premiums)	(Loss)	(Depreciation)	Level 3	Level 3	4/30/14
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	$10,731,463	$—	$(651,527)	$—	$(66,268)	$(373,610)	$—	$—	$9,640,058
Energy Equipment & Services	—	1,159,844	—	—	—	74,040	—	—	1,233,884
Insurance	5,575,655	—	(5,793,384)	—	81,382	136,347	—	—	—
Oil, Gas & Consumable Fuels	—	3,456,800	—	—	—	(37,420)	—	—	3,419,380
Total Investments	$16,307,118	$4,616,644	$(6,444,911)	$—	$15,114	$(200,643)	$—	$—	$14,293,322

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2014 was $(412,031).

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2014:

	Ending Balance	Valuation	Unobservable
	at 4/30/14	Technique Used	Inputs	Input Values
Investments in Securities - Assets

Convertible Preferred Stock	$14,293,322	Third-Party Pricing Vendor	Single Broker Quote	$64.89-$94.12

Glossary:

ADR — American Depositary Receipt

ASE — American Stock Exchange

CBOE — Chicago Board Options Exchange

PHL — Philadelphia Stock Exchange

REIT — Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI NFJ Dividend, Interest & Premium Strategy Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: June 19, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: June 19, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2014